RELATED PARTY TRANSACTIONS AND AMOUNTS OWING (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Management fees to companies controlled by officers and directors		$ 21,225	$ 23,103	$ 41,514
Salaries to officer of Company and spouse			57,758	135,864
Share-based compensation to directors and officers		36,433	250,819	64,403
Class A Preferred Shares [Member]
Amounts owing to related parties				$ 7,863,855
Number of shares issued	1,000,000			7,863,855
Price per share of shares issued				$ 1.00
Directors and Officers [Member]
Share-based compensation to directors and officers		27,148	191,082	$ 64,403
Companies Controlled by a Director [Member]
Amounts owing to related parties		14,557	7,533
Officers [Member]
Amounts owing to related parties		19,241	6,277
Director [Member]
Amounts owing to related parties		3,635	6,344
President [Member]
Amounts from related parties		$ 1,469,663	$ 986,726